Supplemental Cash Flow Information - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Debt refinancing and transaction costs	$ (4,155)	$ (155)	$ (2,095)	$ (258)	$ (780)
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Long-term debt, opening balance	331,422	389,712	389,712	430,487	444,712
Changes from financing cash flows	11,283	(24,759)	(56,975)	(40,081)	(812)
The effect of changes in foreign exchange rates	(3,793)	(2,909)	(406)	(1,358)	(14,156)
Amortization of deferred transaction costs	305	256	1,186	922	1,523
Debt refinancing and transaction costs	(91)	(155)	(2,095)	(258)	(780)
Long-term debt, closing balance	$ 339,126	$ 362,145	$ 331,422	$ 389,712	$ 430,487